Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	£ 4,215
Ending balance, Property, plant and equipment	4,036	£ 4,215
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	8,763	8,406
Additions	524	814
Disposals	(211)	(334)
Exchange and other movements	(39)	(123)
Ending balance, Property, plant and equipment	9,037	8,763
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(4,548)	(4,227)
Depreciation charge	(641)	(633)
Impairment	(42)	(14)
Disposals	176	261
Exchange and other movements	54	65
Ending balance, Property, plant and equipment	(5,001)	(4,548)
Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	2,037
Ending balance, Property, plant and equipment	1,989	2,037
Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	3,938	3,684
Additions	193	377
Disposals	(96)	(73)
Exchange and other movements	(33)	(50)
Ending balance, Property, plant and equipment	4,002	3,938
Property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(1,901)	(1,792)
Depreciation charge	(187)	(178)
Impairment	(25)	(11)
Disposals	82	56
Exchange and other movements	18	24
Ending balance, Property, plant and equipment	(2,013)	(1,901)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	671
Ending balance, Property, plant and equipment	670	671
Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	2,977	2,956
Additions	246	337
Disposals	(100)	(251)
Exchange and other movements	(41)	(65)
Ending balance, Property, plant and equipment	3,082	2,977
Equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(2,306)	(2,322)
Depreciation charge	(223)	(229)
Impairment	(2)	(1)
Disposals	92	205
Exchange and other movements	27	41
Ending balance, Property, plant and equipment	(2,412)	(2,306)
Leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	0
Ending balance, Property, plant and equipment	0	0
Leased assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	9	9
Additions	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	9	9
Leased assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(9)	(9)
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	(9)	(9)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	13
Ending balance, Property, plant and equipment	10	13
Investment property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	13	9
Additions	0	5
Disposals	(1)	0
Exchange and other movements	(2)	(1)
Ending balance, Property, plant and equipment	10	13
Investment property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	1,494
Ending balance, Property, plant and equipment	1,367	1,494
Right of use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	1,826	1,748
Additions	85	95
Disposals	(14)	(10)
Exchange and other movements	37	(7)
Ending balance, Property, plant and equipment	1,934	1,826
Right of use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(332)	(104)
Depreciation charge	(231)	(226)
Impairment	(15)	(2)
Disposals	2	0
Exchange and other movements	9	0
Ending balance, Property, plant and equipment	£ (567)	£ (332)